Document and Entity Information	Mar. 17, 2023
Cover [Abstract]
Entity Registrant Name	Canopy Growth Corp
Entity Tax Identification Number	00-0000000
Amendment Flag	true
Entity Central Index Key	0001737927
Document Type	8-K/A
Document Period End Date	Mar. 17, 2023
Entity Incorporation State Country Code	Z4
Entity File Number	001-38496
Entity Address, Address Line One	1 Hershey Drive
Entity Address, City or Town	Smiths Falls
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K7A 0A8
City Area Code	(855)
Local Phone Number	558-9333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	CGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Canopy Growth Corporation with the Securities and Exchange Commission on March 23, 2023 (the “Original Filing”). The sole purpose of this Amendment is to correct the hyperlink to Exhibit 10.1 in the Original Filing due to an inadvertent filing error. No changes were otherwise made to the Original Filing.